Income Taxes - Schedule of Significant Components of the Deferred Tax Assets (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Schedule of Significant Components of the Deferred Tax Assets [Abstract]
Net operating loss carried forward	$ 2,880,266	$ 2,479,634
Unrealized foreign exchange loss	(43,244)	(30,668)
Total deferred tax assets	2,837,022	2,448,966
Valuation allowance	(2,837,022)	(2,448,966)	$ (1,310,463)
Deferred tax assets, net of valuation allowance